Employee Benefits - Plan Asset Fair Value Measurements (Details) - ICON Development Solutions Limited pension plan - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
High yield percentage of corporate bond investment	50.00%
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 36,198	$ 34,612
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	162	11
Fair Value, Inputs, Level 1 | L&G Life GPBF All World Equity Index Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,743	7,460
Fair Value, Inputs, Level 1 | L&G Life DC Active Corporate Bond
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,409	6,797
Fair Value, Inputs, Level 1 | Stone Harbor High Yield Bond Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,965	6,861
Fair Value, Inputs, Level 1 | Ninety One Global Total Return Credit
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,435	3,472
Fair Value, Inputs, Level 1 | Stone Harbor Multi Asset Credit Portfolio
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,359	3,389
Fair Value, Inputs, Level 1 | Barings European Loan Fund Buy & Hold
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7,125	$ 6,622